Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Balance, beginning of year
Accretion expense
ARO liability acquired in Banner Midstream acquisition	(295)
Reclamation obligations settled
Additions and changes in estimates
Balance, end of year	$ (295)